Other current financial assets (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Other current financial assets
Security deposits	₨ 189		₨ 183
Interest accrued on investments	17		115
Derivative financial asset	9		19
Others	0		2
Other current financial assets	₨ 215	$ 2	₨ 319